Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating activities
Net loss for the year	$ (21,622)	$ (15,222)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation of property and equipment (note 6)	352	394
Amortization of intangible assets (note 7)	881	856
Depreciation of right-of-use assets (note 8)	305	261
Share-based compensation (note 13)	3,018	1,266
Interest and accretion expense (note 15)	543	1,040
Deferred revenue	257	598
Change in fair value of derivative financial instrument (note 9)	237	118
Change in fair value of contingent consideration (note 10)	90	(623)
Changes in non-cash working capital balances
Investment tax credits receivable	179	181
Trade and other receivables	(4,028)	(1,034)
Prepaid expenses and deposits	(17)	(833)
Inventory	(2,141)	(854)
Accounts payable and accrued liabilities	102	(83)
Provisions	71	(903)
Income taxes payable	1	(212)
Foreign exchange on cash	1,198
Net cash flow used in operating activities	(20,574)	(15,050)
Investing activities
Purchase of intangible assets	(350)	(189)
Total cash used in investing activities	(350)	(189)
Financing activities
Issuance of common shares	85,523	8,709
Transaction costs paid	(6,429)	(776)
Payment of other liabilities	(212)	(89)
Payment of long-term debt and interest	(9,317)	(1,009)
Proceeds from share options exercised	1,826	4
Proceeds from warrants exercised	16,331
Payment of lease liabilities	(289)	(241)
Total cash from financing activities	87,433	6,598
Net change in cash during the year	66,509	(8,641)
Effect of exchange rate changes on cash and cash equivalents	2,604	946
Cash - Beginning of year	14,800	22,495
Cash - End of year	$ 83,913	$ 14,800